Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,063,000.00
Previously Paid Amount	0.00
Total Fee Amount	622.05
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 622.05
Narrative - Max Aggregate Offering Price	$ 4,063,000.00
Final Prospectus	true